Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

Common Stock Purchase Agreement

On May 6, 2022, the Company entered into a Common Stock Purchase Agreement and a Registration Rights Agreement (collectively referred to as the “Purchase Agreement”) with B. Riley Principal Capital, LLC (“B. Riley”). Pursuant to the Purchase Agreement, the Company has the right, in its sole discretion, to sell to B. Riley up to $75.0 million of shares of the Company’s Class A common stock at 97% of the volume weighted average price of the Class A common stock calculated in accordance with the Purchase Agreement, over a period of 24 months subject to certain limitations and conditions contained in the Purchase Agreement. Sales and timing of any sales of Class A common stock are solely at the election of the Company, and the Company is under no obligation to sell any securities to B. Riley under the Purchase Agreement. As consideration for B. Riley’s commitment to purchase shares of the Company’s Class A common stock, the Company has issued 21,969 shares of its Class A common stock as initial commitment shares and will issue an aggregate of 65,907 shares of its Class A common stock as additional commitment shares if certain conditions are met.

Agreements with former Chief Financial Officer and Director

On May 16, 2022, the Company entered into a consulting agreement by and between the Company, AST LLC, and Thomas Severson, the former Chief Financial Officer and Director of the Company (the “Consulting Agreement”) to assist with the transition of his duties. Under the Consulting Agreement, Mr. Severson will provide consulting services through April 6, 2023, and the Company will reimburse any of Mr. Severson’s reasonable out-of-pocket expenses. Mr. Severson has also agreed to certain transfer restrictions relating to the Company’s securities. The foregoing summary of the Consulting Agreement does not purport to be complete and is qualified in its entirety by reference to the Consulting Agreement, a copy of which was filed as Exhibit 10.2 to the Company’s Quarterly Report on Form 10-Q for the quarter ended March 31, 2022 and is incorporated herein by reference.

Further, on May 16, 2022, the Company extended a non-recourse loan in the amount of $1.0 million at an interest rate of 8.00% per annum to Mr. Severson. Both the loan and interest on loan are due for repayment on the second anniversary of its effective date. The loan may be prepaid at any time and is subject to certain mandatory prepayment conditions. The loan is secured by a pledge of $2.0 million of Mr. Severson’s equity securities in AST LLC.

18. Subsequent Events

Nano Financing Agreement

On January 12, 2022, AST LLC entered into a financing agreement (the “Nano Financing Agreement”) with Nano, pursuant to which AST LLC made available to Nano a revolving loan for up to EUR 1.5 million, whereby Nano has the ability to draw up to EUR 0.8 million at a time subject to certain conditions. The loan will bear interest at a rate of 4.00% per annum payable annually on the last day of each calendar year, or 7% upon an Event of Default as defined in the loan agreement. Principal payments will be due and payable upon the issuance and/or sale of equity securities of Nano, and each calendar quarter if Nano’s consolidated cash exceeds EUR 4 million, with the final remaining balance of unpaid principal and interest due on December 1, 2023. As of March 31, 2022, there are no balances outstanding under the Nano Financing Agreement. The Nano Financing Agreement will be accounted for as an intercompany transaction in the Company’s consolidated financial statements.

SpaceX Multi-Launch Agreement

On March 3, 2022, AST LLC entered into an agreement (the “Multi-Launch Agreement”) with Space Exploration Technologies Corp. (“SpaceX”). The Multi-Launch Agreement provides a framework for future launches of the Company’s satellites through December 31, 2024, including the launches of the BW3 test satellite and the first BB satellite. Pursuant to the Multi-Launch Agreement, the Company and SpaceX also entered into a Launch Services Agreement (the “BB LSA”) covering the launch of the first BB satellite, and in accordance with the BB LSA, the Company will pay an initial payment for the SpaceX launch services. As part of the Multi-Launch Agreement, the Company and SpaceX agreed on a framework for additional launch service agreements relating to the launch of future BB satellites. The Company will pay an initial reservation fee to secure a SpaceX launch vehicle for a future BB satellite launch. With respect to the Company’s BW3 launch scheduled for Summer 2022, the Company and SpaceX agreed to changes to certain technical launch parameters, and the Company agreed to pay an additional fee to SpaceX to adjust these parameters. In connection with entry into the Multi-Launch Agreement, the Company paid an aggregate amount of $22.8 million for the BW3 technical adjustments, first BB initial payment and launch reservation fee for a future BB launch. The exact timing of the satellite launches is contingent on a number of factors, including satisfactory and timely completion of construction and testing. The Multi-Launch Agreement permits the Company to delay launches of its satellites upon payment of certain rebooking fees.